Fair Value Measurements - Schedule of the fair value measurement of the Group's assets and liabilities (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	¥ 109,518	$ 15,288	¥ 114,432
Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	106,804		114,432
Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	60,929		61,426
Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	24,919		29,764
Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	17,279		17,981
Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	3,677		5,261
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 1 [Member] | Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 2 [Member] | Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	0		0
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	106,804		114,432
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Jiayang Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	60,929		61,426
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Tale Base Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	24,919		29,764
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Lingdai Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	17,279		17,981
Fair Value, Inputs, Level 3 [Member] | Available for Sale Security [Member] | Other Investment [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Long-Term Investments	¥ 3,677		¥ 5,261